Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on Total Shareholder Return(1)	Net Income (Loss)
(a)	(b)	(c)		(d)	(e)		(f)	(g)
2025	$1,012,670	$1,130,991	(2)	$685,092	$757,676	(3)	$194.16	$(20,559,122)
2024	$300,000	$262,801		$230,000	$224,346		$73.98	$(6,897,483)
2023	$349,650	$206,651		$279,650	$250,376		$76.28	$(7,614,204)

Named Executive Officers, Footnote [Text Block]

2.	George Bee was the Company’s PEO for all of 2023, 2024 and 2025. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Bee for each year covered in the pay for performance table above (as reported in column (b), above) as compared to the Compensation Actually Paid to Mr. Bee for each such covered year (as reported in column (c), above).

	2023	2024	2025
Summary Compensation Table total for Mr. Bee for the covered year	$349,650	$300,000	$1,012,670

Less Grant date fair value of equity awards reported in the “Stock Awards” and “Options Awards” columns in the Summary Compensation Table for the covered fiscal year	$(49,650)	-	$(629,337)

Plus Fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	-	-	$336,762

Plus Change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$(77,751)	$(1,872)	-

Plus Fair value of any equity awards that are granted and vest in the covered fiscal year	$49,650	-	$403,649

Plus Change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in a prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	$(65,248)	$(35,327)	$7,247

Less Fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	-	-	-

Plus The dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	-	-	-

Compensation Actually Paid to Mr. Bee for the covered year	$206,651	$262,801	$1,130,991

Summary Compensation Table total for Mr. Bee for the covered year		$ 1,012,670	$ 300,000	$ 349,650
Compensation Actually Paid to Mr. Bee for the covered year		$ 1,130,991	262,801	206,651
Adjustment To PEO Compensation, Footnote [Text Block]

	2023	2024	2025
Summary Compensation Table total for Mr. Bee for the covered year	$349,650	$300,000	$1,012,670

Less Grant date fair value of equity awards reported in the “Stock Awards” and “Options Awards” columns in the Summary Compensation Table for the covered fiscal year	$(49,650)	-	$(629,337)

Plus Fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	-	-	$336,762

Plus Change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$(77,751)	$(1,872)	-

Plus Fair value of any equity awards that are granted and vest in the covered fiscal year	$49,650	-	$403,649

Plus Change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in a prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	$(65,248)	$(35,327)	$7,247

Less Fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	-	-	-

Plus The dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	-	-	-

Compensation Actually Paid to Mr. Bee for the covered year	$206,651	$262,801	$1,130,991

Average of Summary Compensation Table Total for non-PEOs named executive officers		$ 685,092	230,000	279,650
Average Compensation Actually Paid to the non-PEOs named executive officers for the covered year		$ 757,676	224,346	250,376
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2023	2024	2025
Average of Summary Compensation Table Total for non-PEOs named executive officers	$279,650	$230,000	$685,092

Less Average of grant date fair value of equity awards in the “Stock Awards” and “Options Awards” columns in the Summary Compensation Table for the covered fiscal year	$(49,650)	-	$(402,925)

Plus Average of fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	-	-	$202,824

Plus Average of the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$(16,975)	$(852)	-

Plus Average of fair value of any equity awards that are granted and vest in the covered fiscal year	$49,650	-	$266,996

Plus Average of change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in a prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	$(12,299)	$(4,802)	$5,689

Less Average of the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	-	-	-

Plus The dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	-	-	-

Average Compensation Actually Paid to the non-PEOs named executive officers for the covered year	$250,376	$224,346	$757,676

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following chart reflects the relationship between the amount of “compensation actually paid” to Mr. Bee and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Bee), and the Company’s cumulative TSR over the three years presented in the table. The Company does not use TSR as a performance measure in its overall executive compensation program.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and GAAP Net Income (Loss)

The following chart reflects the relationship between the amount of “compensation actually paid” to Mr. Bee and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Bee), and the Company’s net income (loss) as reported under US GAAP, over the three years presented in the table. The Company does not use net income as a performance measure in its overall executive compensation program.

Total Shareholder Return Amount	[1]	$ 194.16	73.98	76.28
Net Income (Loss) Attributable to Parent		$ (20,559,122)	$ (6,897,483)	$ (7,614,204)
PEO Name		George Bee	George Bee	George Bee
PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table total for Mr. Bee for the covered year		$ 1,012,670	$ 300,000	$ 349,650
Compensation Actually Paid to Mr. Bee for the covered year		1,130,991	262,801	206,651
PEO [Member] | Less Grant Date Fair Value of Equity Awards Reported in “Stock Awards” and “Options Awards” columns in the Summary Compensation Table for Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(629,337)		(49,650)
PEO [Member] | Plus Fair Value Of Stock Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested As Of The End Of That Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		336,762
PEO [Member] | Plus Changes In Fair Value As Of The End Of The Covered Fiscal Year Stock Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,872)	(77,751)
PEO [Member] | Plus Fair Value Of Any Equity Awards That Are Granted And Vest In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		403,649		49,650
PEO [Member] | Plus Change In Fair Value As Of The Vesting Date Of Any Equity Awards Granted In A Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,247	(35,327)	(65,248)
PEO [Member] | Less Fair Value Of Any Equity Awards Granted In A Of The Vesting Date Of Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus The Dollar Value Of Any Dividends Or Other Earnings Paid On Stock Or Option Awards In The Covered Fiscal Year Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Average of Summary Compensation Table Total for non-PEOs named executive officers		685,092	230,000	279,650
Average Compensation Actually Paid to the non-PEOs named executive officers for the covered year		757,676	224,346	250,376
Non-PEO NEO [Member] | Plus The Dollar Value Of Any Dividends Or Other Earnings Paid On Stock Or Option Awards In The Covered Fiscal Year Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less Average Of Grant Date Fair Value Of Equity Awards Reported In The Stock Awards And Options Awards Columns In The Summary Compensation Table For Hecoveredfiscalyear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(402,925)		(49,650)
Non-PEO NEO [Member] | Plus Average Of Fair Value Of Stock Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested As Of The End Of That Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		202,824
Non-PEO NEO [Member] | Plus Average Of Changes In Fair Value As Of The End Of The Covered Fiscal Year Stock Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(852)	(16,975)
Non-PEO NEO [Member] | Plus Average Of Fair Value Of Any Equity Awards That Are Granted And Vest In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		266,996		49,650
Non-PEO NEO [Member] | Plus Average Of Change In Fair Value As Of The Vesting Date Of Any Equity Awards Granted In A Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,689	(4,802)	(12,299)
Non-PEO NEO [Member] | Less Average Of Fair Value Of Any Equity Awards Granted In A Of The Vesting Date Of Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Total Shareholder Return (“TSR”) represents the value as of the end of each relevant fiscal year of a hypothetical $100 investment in the Company’s common stock on April 30, 2022, assuming dividend reinvestment.